Long-term payroll payables - Summary of defined benefit obligations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Interest costs	€ 188	€ 316
Current service cost	2,158	3,192
Administrative expenses	20	17
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	40,982	36,345
Interest costs	188	316
Current service cost	2,158	3,192
Benefits paid	(2,879)	(1,851)
Contribution by plan participants	1,353	1,275
Administrative expenses	20	17
Exchange differences	939	1,397
Gain on settlement	892
Actuarial loss	3,495	291
Ending balance	€ 47,148	€ 40,982